Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other receivables
Summary of trade and other receivables

	June 30,	December 31,
	2025	2024
	£ 000	£ 000
R&D tax relief receivable	5,896	8,686
Government grants and VAT receivable	4,005	4,349
Prepayments	8,013	4,576
Other receivables	499	634
Amounts due from related party	—	52
	18,413	18,297